S000001146 [Member] Expense Example - TCW METWEST LOW DURATION BOND FUND - I-3 Class	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	$ 696